Other liabilities	12 Months Ended
Sep. 30, 2014
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities Disclosure [Text Block]

Note 9 – Other liabilities

Other liabilities consisted of the following:

	September 30, 2014	September 30, 2013
Other accrued expenses	$69,489	$77,753
Deferred revenue	20,244	10,601
Total	$89,733	$88,354